Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Redeemable ordinary shares, par value per share (in Dollars per share)		$ 0.001	$ 0.001
Redeemable ordinary shares, shares issued (in Shares)		1,980,000
Redeemable ordinary shares, shares outstanding (in Shares)		1,980,000
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1]	16,020,000	16,020,000
Ordinary shares, shares outstanding (in Shares)	[1]	16,020,000	16,020,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).